Other operating results, net (Details)	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)
Other operating results, net
Result from purchase / sale of subsidiary and associates	$ 0	$ 0		$ 130,000,000
Realization of currency translation adjustment	428,000,000	0		0
Donations	355,000,000	323,000,000		485,000,000
Lawsuits and other contingencies	(7,452,000,000)	(596,000,000)		(309,000,000)
Administration fees	107	80			$ 35
Interest and discount generated by operating credits	661,000,000	276,000,000		342,000,000
Others	100,000,000	694,000,000		(17,000,000)
Loss from disposal of property, plant and equipment	(684)		$ 0	0
Total other operating results, net	$ (7,195,000,000)	$ 131,000,000		$ (304,000,000)